CURRENT AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of composition of current tax assets
	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	32,086	36,788	-	-	32,086	36,788
Other recoverable credits	9,171	5,532	-	-	9,171	5,532
Total current tax assets	41,257	42,320	-	-	41,257	42,320

Schedule of composition of current tax liabilities
	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	675	656	-	-	675	656
Total current tax liabilities	675	656	-	-	675	656

Schedule of balances of deferred tax
	Assets		Liabilities
	As of	As of	As of	As of
Concept	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$

Properties, Plants and equipment	(1,128,225)	(1,314,456)	80,468	81,881
Assets by right of use	715,440	229,119	(68)	(136)
Amortization	(44,605)	(65,139)	10	9
Provisions	111,468	212,492	74,047	68,462
Revaluation of financial instruments	(16,575)	(18,133)	-	-
Tax losses	358,284	1,496,952	(87,378)	(60,785)
Intangibles	-	-	254,155	270,681
Other	19,503	23,981	19,777	24,168

Total	15,290	564,816	341,011	384,280

Schedule of movements of deferred tax assets and liabilities
	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,582,496)	67,237	-	1,355	(1,513,904)
Assets for right of use	85,752	47,729	-	-	133,481
Amortization	(56,863)	3,345	-	382	(53,136)
Provisions	37,328	13,881	2,873	(10,515)	43,567
Revaluation of financial instruments	(13)	10,142	414	(264)	10,279
Tax losses	1,369,150	(10,116)	-	(2,766)	1,356,268
Intangibles	(351,238)	(11,718)	-	13,874	(349,082)
Others	(14,662)	5,844	-	125	(8,693)
Total	(513,042)	126,344	3,287	2,191	(381,220)

	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,513,904)	110,010	-	7,557	(1,396,337)
Assets for right of use	133,481	95,774	-	-	229,255
Amortization	(53,136)	(14,142)	-	2,130	(65,148)
Provisions	43,567	158,178	924	(58,639)	144,030
Revaluation of financial instruments	10,279	(27,901)	959	(1,470)	(18,133)
Tax losses	1,356,268	216,897	-	(15,428)	1,557,737
Intangibles	(349,082)	1,030	-	77,371	(270,681)
Others	(8,693)	6,541	-	1,965	(187)
Total	(381,220)	546,387	1,883	13,486	180,536

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,396,337)	187,644	-	-	(1,208,693)
Assets for right of use	229,255	486,253	-	-	715,508
Amortization	(65,148)	20,533	-	-	(44,615)
Provisions	144,030	(103,826)	(2,783)	-	37,421
Revaluation of financial instruments	(18,133)	1,616	(58)	-	(16,575)
Tax losses (*)	1,557,737	(1,112,075)	-	-	445,662
Intangibles	(270,681)	(1,394)	-	17,920	(254,155)
Others	(187)	(87)	-	-	(274)
Total	180,536	(521,336)	(2,841)	17,920	(325,721)

Schedule of deferred tax expense and current income taxes
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Current tax expense
Current tax expense	(47,139)	3,602	(72,999)
Adjustment to previous period’s current tax	(460)	199	352
Total current tax expense, net	(47,599)	3,801	(72,647)

Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(521,336)	546,387	126,344
Total deferred tax expense, net	(521,336)	546,387	126,344
Income/(loss) tax expense	(568,935)	550,188	53,697

Schedule of composition of income/(loss) tax expense
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Current tax expense, net, foreign	(9,943)	(4,232)	(76,806)
Current tax expense, net, Chile	(37,656)	8,033	4,159
Total current tax expense, net	(47,599)	3,801	(72,647)
Deferred tax expense, net, foreign	4,309	(235,963)	(37,294)
Deferred tax expense, net, Chile	(525,645)	782,350	163,638
Deferred tax expense, net, total	(521,336)	546,387	126,344
Income tax (expense)/benefit	(568,935)	550,188	53,697

Schedule of income before tax from the Chilean legal tax rate
	For the year ended December 31,			For the year ended December 31,
	2021	2020	2019	2021	2020	2019
	ThUS$	ThUS$	ThUS$	%	%	%
Tax expense using the legal rate	1,102,736	1,378,547	(38,318)	(27.00)	(27.00)	(27.00)

Tax effect of rates in other jurisdictions	54,775	58,268	(20,082)	(1.34)	(1.14)	(14.15)
Tax effect of non-taxable operating revenues	9,444	19,529	13,125	(0.23)	(0.38)	9.25
Tax effect of disallowable expenses	(30,928)	(40,528)	(66,257)	0.76	0.79	(46.69)
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	205,458	294,969	145,930	(5.03)	(5.78)	102.83
Tax effect for goodwill impairment losses	-	(453,681)	-	-	8.89	-
Derecognition of deferred tax assets not recoverable	(1,251,912)	(237,637)	-	30.65	4.65	-
Deferred tax asset not recognized	(667,702)	(414,741)	-	16.35	8.12	-
Other increases (decreases):	9,194	(54,538)	19,299	(0.23)	1.07	13.60
Total adjustments to tax expense using the legal rate	(1,671,671)	(828,359)	92,015	40.93	16.22	64.84
Tax expense using the effective rate	(568,935)	550,188	53,697	13.93	(10.78)	37.84

Schedule of deferred taxes related to items charged to equity
	For the year ended
	December 31,
	2021	2020
	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	(2,841)	1,883